Commitments (Details Narrative) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) Integer	Dec. 31, 2023 USD ($)	Dec. 31, 2022 BRL (R$) Integer	Dec. 31, 2022 USD ($) Integer
IfrsStatementLineItems [Line Items]
Purchase commitments	R$ 538,661
Business combinations [member] | Aircraft [member]
IfrsStatementLineItems [Line Items]
Number of firm orders | Integer	101		91	91
Future commitments resulting from estimate of contractual discounts	R$ 18,827,647		R$ 20,574,804
Future commitments resulting from firm aircraft orders | $		$ 3,888,965		$ 3,943,271
Future commitment resulting from operating lease	R$ 6,400,686
Future commitments resulting from corresponding | $		$ 1,322,101